Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 17,203	$ 15,992
Securities financing transactions	5,798	7,416
Over-the-counter debt instruments and other	5,698	6,076
Total other financial liabilities designated at fair value	$ 28,699	$ 29,484